34. Balances and transactions with related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TransactionsWithRelatedPartiesLineItems [Line Items]
Total assets	R$ 94,366	R$ 133,128
Total liabilities	179,084	95,645
Total revenue	7,571	6,638	R$ 17,643
Total costs/expenses	422,325	216,396	110,468
Telecom Italia S.p.A. [Member]
TransactionsWithRelatedPartiesLineItems [Line Items]
Total liabilities	89,433	35,288
Total revenue	858	665	3,090
Total costs/expenses	62,976	8,440	6,801
Telecom Italia Sparkle [Member]
TransactionsWithRelatedPartiesLineItems [Line Items]
Total assets	2,877	1,416
Total liabilities	11,895	10,686
Total revenue	5,809	5,281	4,694
Total costs/expenses	30,123	26,775	39,913
TI Sparkle [Member]
TransactionsWithRelatedPartiesLineItems [Line Items]
Total assets	804	1,544
Total liabilities	4,174	9,223
Total revenue	904	692	1,627
Total costs/expenses	18,035	30,734	52,938
TIM Brasil [Member]
TransactionsWithRelatedPartiesLineItems [Line Items]
Total assets	13,993	13,619
Total liabilities	6,044	4,903
Vivendi Group [Member]
TransactionsWithRelatedPartiesLineItems [Line Items]
Total liabilities	4,745	6,430
Total costs/expenses	9,439	16,361	8,075
Grupo Havas [Member]
TransactionsWithRelatedPartiesLineItems [Line Items]
Total assets	75,600	115,840
Total liabilities	62,686	29,008
Total costs/expenses	301,752	127,730	1,834
Other [Member]
TransactionsWithRelatedPartiesLineItems [Line Items]
Total assets	1,092	709
Total liabilities	107	107
Telecom Argentina Group [Member]
TransactionsWithRelatedPartiesLineItems [Line Items]
Total revenue	0	0	8,232
Total costs/expenses	0	0	713
Generali [Member]
TransactionsWithRelatedPartiesLineItems [Line Items]
Total costs/expenses	0	3,254	194
Italtel [Member]
TransactionsWithRelatedPartiesLineItems [Line Items]
Total costs/expenses	R$ 0	R$ 3,102	R$ 0